As filed with the Securities and Exchange Commission on February 12, 2014

1933 Act Registration No. 333-67552

1940 Act Registration No. 811-10467

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 28	☒
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 28	☒

(Check appropriate box or boxes.)

CAUSEWAY CAPITAL MANAGEMENT TRUST

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard

15th Floor

Los Angeles, CA 90025

(Address of principal executive offices)

Registrant’s telephone number, including area code: (310) 231-6117

Copies to:

SEI Investments Global Funds Services One Freedom Valley Drive Oaks, PA 19456	MARK D. PERLOW K&L Gates LLP Four Embarcadero Center, Suite 1200 San Francisco, CA 94111 Telephone: (415) 249-1070 Facsimile: (415) 882-8220
(Name and address of agent for service)

Approximate Date of Proposed Public Offering: Effective Date of this Post-Effective Amendment.

It is proposed that this filing will become effective:

☒	Immediately upon filing pursuant to paragraph (b)
☐	On pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, hereunto duly authorized in Los Angeles, California on the 12th day of February, 2014.

CAUSEWAY CAPITAL MANAGEMENT TRUST

/s/ Turner Swan
By: Turner Swan
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 28 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

NAME	TITLE	DATE

/s/ Turner Swan	President	February 12, 2014
Turner Swan

/s/ Michael Lawson	Treasurer	February 12, 2014
Michael Lawson

Mark D. Cone*	Trustee	February 12, 2014
Mark D. Cone

John R. Graham*	Trustee	February 12, 2014
John R. Graham

Lawry J. Meister*	Trustee	February 12, 2014
Lawry J. Meister

Victoria B. Rogers*	Trustee	February 12, 2014
Victoria B. Rogers

Eric H. Sussman*	Trustee and Chairman of	February 12, 2014
Eric H. Sussman	the Board

* By	/s/ Turner Swan
(Turner Swan, pursuant to a power of attorney filed herewith)

Exhibit Index

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase